SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

23. SUBSEQUENT EVENTS

On January 13, 2025, Taoping Inc. (the “Company”) entered into a Securities Purchase Agreement (the “Purchase Agreement”) with Streeterville Capital, LLC, a Utah limited liability company (the “Investor”), pursuant to which the Company issued an unsecured convertible promissory note with a 12-month maturity (the “Convertible Note”) to Investor. The Convertible Note has the original principal amount of $1,311,000 including the original issue discount of $96,000 and Investor’s legal and other transaction costs of $15,000.

On February 26, 2025, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with certain investors (the “Investors”), pursuant to which the Company agreed to issue an aggregate of 10,000,000 ordinary shares of no par value of the Company, at an offering price of $0.20 per share, to the Investors for a total purchase price of $2,000,000.